January 1, 1998
                            DREYFUS GOVERNMENT
                            SECURITIES SERIES
                   DREYFUS MONEY MARKET INSTRUMENTS, INC.
                         SUPPLEMENT TO PROSPECTUS
                             DATED MAY 1, 1997,
                         AS REVISED AUGUST 25, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                  008s0198


                                                            January 1, 1998
                           DREYFUS MONEY MARKET
                            INSTRUMENTS, INC.
                         SUPPLEMENT TO PROSPECTUS
                           DATED MAY 1, 1997,
                        AS REVISED AUGUST 25, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                     060s0198